Global Emerging Markets Sector Leader Fund
RISK/RETURN
Investment Objective
The investment objective of Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of GEM Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Emerging Markets Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Emerging Markets Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.35%	4.35%	2.83%
Total Annual Fund Operating Expenses		5.65%	6.40%	3.88%
Fee Waiver and Expense Reimbursement	[2]	(3.80%)	(3.80%)	(2.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.85%	2.60%	1.60%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Emerging Markets Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	752	1,844
Class C Shares	363	1,556
Class I Shares	163	974

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Global Emerging Markets Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	752	1,844
Class C Shares	263	1,556
Class I Shares	163	974

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, GEM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Principal Risks of Investment in the Fund

GEM Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, GEM Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Asia Sector Leader Fund
RISK/RETURN
Investment Objective
The investment objective of Asia Sector Leader Fund (“Asia Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Asia Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asia Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.40%	4.40%	2.88%
Total Annual Fund Operating Expenses		5.65%	6.40%	3.88%
Fee Waiver and Expense Reimbursement	[2]	(3.85%)	(3.85%)	(2.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.80%	2.55%	1.55%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Asia Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	747	1,839
Class C Shares	358	1,551
Class I Shares	168	979

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Asia Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	747	1,839
Class C Shares	258	1,551
Class I Shares	168	979

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

Principal Risks of Investment in the Fund

Asia Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, Asia Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

China Sector Leader Fund
RISK/RETURN
Investment Objective
The investment objective of China Sector Leader Fund (“China Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of China Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees China Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses China Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.29%	4.29%	2.77%
Total Annual Fund Operating Expenses		5.74%	6.49%	3.97%
Fee Waiver and Expense Reimbursement	[2]	(3.79%)	(3.79%)	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.95%	2.70%	1.70%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.95% (for Class A Shares), 2.70% (for Class C Shares) and 1.70% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example China Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	762	1,868
Class C Shares	373	1,581
Class I Shares	173	1,001

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption China Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	762	1,868
Class C Shares	273	1,581
Class I Shares	173	1,001

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

China includes its special administrative regions, including Hong Kong and Macau. The Investment Manager determines that an investment is tied economically to China if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in China; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in China; 3) the investment is included in an index representative of China; and 4) the investment is exposed to the economic risks and returns of China.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Fund may invest in B shares listed on the Shanghai and Shenzhen stock exchanges; H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange; and shares of companies that conduct their business in China but are listed on overseas exchanges.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

China Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in China. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in China could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because the Fund concentrates its investments in China, including Hong Kong and Macau, the Fund’s performance will be closely tied to their economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, China Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to MSCI China Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Brazil Sector Leader Fund
RISK/RETURN
Investment Objective
The investment objective of Brazil Sector Leader Fund (“Brazil Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Brazil Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brazil Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brazil Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.36%	4.36%	2.84%
Total Annual Fund Operating Expenses		5.61%	6.36%	3.84%
Fee Waiver and Expense Reimbursement	[2]	(3.86%)	(3.86%)	(2.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.75%	2.50%	1.50%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brazil Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	743	1,828
Class C Shares	353	1,539
Class I Shares	153	957

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Brazil Sector Leader Fund (USD $)	1 year	3 years
Class A Shares	743	1,828
Class C Shares	253	1,539
Class I Shares	153	957

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to Brazil if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Brazil; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Brazil; 3) the investment is included in an index representative of Brazil; and 4) the investment is exposed to the economic risks and returns of Brazil.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

Brazil Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Commodity Exposure Risk – The agricultural and mining sectors of Brazil’s economy account for a large portion of its exports and the economy is, therefore, particularly sensitive to fluctuations in commodity prices. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in Brazil. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in Brazil could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in Brazil – Because the Fund concentrates its investments in Brazil, the Fund’s performance will be closely tied to economic and political as well as geopolitical conditions in Brazil and its surrounding region, including Latin American countries. Certain political, economic and legal factors have contributed to, and will continue to contribute to, a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, Brazil Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Brazil Index, the primary benchmark index selected for the Fund. The Fund’s secondary index is MSCI Brazil 10/40 Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies and is subject to similar regulatory requirements as the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s primary and secondary indices.

Global Emerging Markets Great Consumer Fund
RISK/RETURN
Investment Objective
The investment objective of Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of GEM Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Emerging Markets Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Global Emerging Markets Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.38%	4.38%	2.86%	[2]
Total Annual Fund Operating Expenses		5.68%	6.43%	3.91%
Fee Waiver and Expense Reimbursement	[3]	(3.83%)	(3.83%)	(2.31%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.85%	2.60%	1.60%	[2]
[1]	Other Expenses are based on estimated amounts.
[2]	Other Expenses have been restated to exclude a non-recurring charge in the amount of $1,984. If Other Expenses had not been restated, the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement for Class I Shares of the Fund would have been 1.86%.
[3]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Emerging Markets Great Consumer Fund (USD $)	1 year	3 years
Class A Shares	752	1,849
Class C Shares	363	1,561
Class I Shares	163	980

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Global Emerging Markets Great Consumer Fund (USD $)	1 year	3 years
Class A Shares	752	1,849
Class C Shares	263	1,561
Class I Shares	163	980

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, GEM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Principal Risks of Investment in the Fund

GEM Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, GEM Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Asia Great Consumer Fund
RISK/RETURN
Investment Objective
The investment objective of Asia Great Consumer Fund (“Asia Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Asia Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asia Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	4.41%	4.41%	2.89%
Total Annual Fund Operating Expenses		5.66%	6.41%	3.89%
Fee Waiver and Expense Reimbursement	[2]	(3.86%)	(3.86%)	(2.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.80%	2.55%	1.55%
[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Asia Great Consumer Fund (USD $)	1 year	3 years
Class A Shares	747	1,841
Class C Shares	358	1,553
Class I Shares	158	971

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Asia Great Consumer Fund (USD $)	1 year	3 years
Class A Shares	747	1,841
Class C Shares	258	1,553
Class I Shares	158	971

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager expects that Asia, excluding Japan, will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

Principal Risks of Investment in the Fund

Asia Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, Asia Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 4, 2011
Registrant Name	dei_EntityRegistrantName	Mirae Asset Discovery Funds
Central Index Key	dei_EntityCentralIndexKey	0001489215
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 4, 2011
Global Emerging Markets Sector Leader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of GEM Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, GEM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, GEM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

GEM Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, GEM Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, GEM Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
Global Emerging Markets Sector Leader Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.80%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,844
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,844
Global Emerging Markets Sector Leader Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.35%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.80%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,556
Global Emerging Markets Sector Leader Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.83%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.28%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	974
Asia Sector Leader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Asia Sector Leader Fund (“Asia Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Asia Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, Asia Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Asia Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
Asia Sector Leader Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.65%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.85%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,839
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,839
Asia Sector Leader Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.85%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,551
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,551
Asia Sector Leader Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.88%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	979
China Sector Leader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of China Sector Leader Fund (“China Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of China Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

China includes its special administrative regions, including Hong Kong and Macau. The Investment Manager determines that an investment is tied economically to China if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in China; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in China; 3) the investment is included in an index representative of China; and 4) the investment is exposed to the economic risks and returns of China.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Fund may invest in B shares listed on the Shanghai and Shenzhen stock exchanges; H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange; and shares of companies that conduct their business in China but are listed on overseas exchanges.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

China Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in China. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in China could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because the Fund concentrates its investments in China, including Hong Kong and Macau, the Fund’s performance will be closely tied to their economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, China Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to MSCI China Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, China Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to MSCI China Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
China Sector Leader Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.74%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,868
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	762
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,868
China Sector Leader Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.49%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,581
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,581
China Sector Leader Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
Brazil Sector Leader Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Brazil Sector Leader Fund (“Brazil Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Brazil Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that the Investment Manager believes are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to Brazil if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Brazil; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Brazil; 3) the investment is included in an index representative of Brazil; and 4) the investment is exposed to the economic risks and returns of Brazil.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS. For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Brazil Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Commodity Exposure Risk – The agricultural and mining sectors of Brazil’s economy account for a large portion of its exports and the economy is, therefore, particularly sensitive to fluctuations in commodity prices. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in Brazil. Therefore, social, political and economic conditions and changes in the regulatory, tax, or economic policy in Brazil could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in Brazil – Because the Fund concentrates its investments in Brazil, the Fund’s performance will be closely tied to economic and political as well as geopolitical conditions in Brazil and its surrounding region, including Latin American countries. Certain political, economic and legal factors have contributed to, and will continue to contribute to, a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk - The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, Brazil Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Brazil Index, the primary benchmark index selected for the Fund. The Fund’s secondary index is MSCI Brazil 10/40 Index, which is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies and is subject to similar regulatory requirements as the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s primary and secondary indices.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Brazil Sector Leader Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Brazil Index, the primary benchmark index selected for the Fund. The Fund's secondary index is MSCI Brazil 10/40 Index, which is relevant to the Fund because it has characteristics similar to the Fund's investment strategies and is subject to similar regulatory requirements as the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's primary and secondary indices.
Brazil Sector Leader Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.61%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.86%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,828
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,828
Brazil Sector Leader Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.36%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.86%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,539
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,539
Brazil Sector Leader Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.34%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Global Emerging Markets Great Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of GEM Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, GEM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, GEM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the "Great Consumer." Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

GEM Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, GEM Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, GEM Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Emerging Markets Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
Global Emerging Markets Great Consumer Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.68%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,849
Global Emerging Markets Great Consumer Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.43%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.83%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,561
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,561
Global Emerging Markets Great Consumer Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.86%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	980
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	980
Asia Great Consumer Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Asia Great Consumer Fund (“Asia Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least  $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 45 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 30 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the "Description of the Share Classes" section on page 45 of the Fund's Prospectus and in the "Purchase and Redemption of Shares" section beginning on page 30 of the statement of additional information ("SAI").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager expects that Asia, excluding Japan, will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life. The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may invest in securities of any market capitalization.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the "Great Consumer." Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Asia Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Because foreign investments are typically issued and traded in foreign currencies, their values may be significantly affected by changes in exchange rates between foreign currencies and the U.S. dollar. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets may also differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, Asia Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Asia Great Consumer Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI Asia ex-Japan Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
Asia Great Consumer Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.66%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.86%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,841
Asia Great Consumer Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.86%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,553
Asia Great Consumer Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within twelve months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.89%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.89%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	971

[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.
[3]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.
[4]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.95% (for Class A Shares), 2.70% (for Class C Shares) and 1.70% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.
[5]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to forego its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2012. Each share class may have to repay Mirae Asset USA some of these amounts foregone or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2012 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.
[6]	Other Expenses have been restated to exclude a non-recurring charge in the amount of $1,984. If Other Expenses had not been restated, the Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement for Class I Shares of the Fund would have been 1.86%.